DIVIDENDS (Tables)	6 Months Ended
Jun. 30, 2023
DIVIDENDS
Schedule of dividends declared and paid during the year

	Six months ended 30 June
	2023 £m	2022[1] £m
Final dividend for the year ended 31 December of 2.4 pence per ordinary share (2022: nil)	222	—
1.	During the six months ended 30 June 2022, the Group declared and paid dividends to the GSK Group and the Pfizer Group under the Shareholders’ Agreement valid at that time. This included £421 per share for a total amount of £421m on 30 March 2022 and £452 per share for a total amount of £452m on 29 June 2022. These dividends were paid by the former ultimate holding company of GlaxoSmithKline Consumer Healthcare Holdings (No.2) Limited (CHHL2) and were calculated based on CHHL2’s share structure.